Litigation	12 Months Ended
Dec. 31, 2013
Litigation [Abstract]
Litigation

Note 13. Litigation

Claims and Proceedings

1) On June 29, 2012, a purported class action complaint was filed in the District Court, Fourth Judicial District, Hennepin County, Minnesota (the "Minnesota Court"), naming Stratasys Inc., the members of its board of directors, and Objet's two indirect, wholly-owned subsidiaries party to the merger agreement (Seurat Holdings Inc., a Delaware corporation and an indirect wholly-owned subsidiary of Objet, or Holdco, and Oaktree Merger Inc., a Delaware corporation, or Merger Sub) as defendants. On July 2, 2012, another purported class action complaint was filed in the Court of Chancery of the State of Delaware (the "Delaware Court"), naming the same persons as well as Objet as defendants. A third purported class action was filed on July 17, 2012, also in the Minnesota Court naming the same parties (except for Objet) as defendants. The complaints generally alleged that, in connection with approving the merger, the Stratasys Inc. directors breached their fiduciary duties owed to Stratasys Inc. stockholders and that Stratasys Inc., Objet, Holdco and Merger Sub knowingly aided and abetted the Stratasys Inc. directors' breaches of their fiduciary duties. The complaints sought, among other things, certification of the case as a class action, an injunction against the consummation of the transaction, a judgment against the defendants for damages, and an award of fees, expenses and costs to plaintiffs and their attorneys. On October 3, 2013, the Company, its subsidiary Stratasys, Inc. and the other defendants entered into a settlement agreement with the plaintiffs, which was approved by the Delaware Court. The plaintiffs agreed to a dismissal of the action in the Delaware Court with prejudice, the voluntary dismissal of the Minnesota Actions with prejudice and without costs, and the release of all claims against the defendants, subject to certain conditions. The defendants agreed not to oppose an award of attorneys' fees, costs and expenses in an amount not to exceed $450,000, to the plaintiffs. However, before the case was heard, plaintiffs' counsel offered to withdraw the settlement and to discontinue the action without requiring payment of legal fees, costs or expenses by defendants.

The Company recorded a provision in 2012 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management.

2) In December 2008, an employee, whose employment with the Company was subsequently terminated, filed a claim against the Company demanding that, based on an alleged undertaking the Company had made, the Company issue to him an option that would allow him to maintain an equity interest of 1.45% in the Company, as well as reimburse salary reductions he had suffered in an aggregate sum of NIS 552,000 ($159,000). In July 2009, the Company filed its statement of defense, rejecting the claims raised by the former employee. Together with the former employee, the Company initiated mediation of the dispute, but did not reach a settlement. The former employee later amended his initial pleading to seek an additional NIS 441,000 ($127,000) on account of alleged wrongful termination by the Company. The claim was dismissed in November 2013 by the Israeli labor court, also awarding the Company legal expenses of NIS 55,000. The plaintiff has appealed the decisions and the appeal is currently ongoing at the national Israeli labor court.

3) In October 2007, a former supplier of Objet brought an action against Objet and the former directors of its European subsidiary (one of whom, Ilan Levin, is a current director of the Company) in a Brussels commercial court, claiming damages of €566,000 ($780,000), plus interest and related legal and litigation costs. On April 26, 2010, the court held Objet and its subsidiary's former directors jointly and severally liable for the full amount claimed. Objet along with its subsidiary's former directors filed an appeal of the judgment in May 2010, with respect to which the final judgment is expected to be rendered in 2014. In keeping with required procedures related to the litigation, in July 2011, the Company deposited the full amount of the original judgment in favor of the former supplier, plus interest and litigation costs (€690,000, or $951,000, in total) into a blocked, state-owned account in the Company's name, to be held pending the outcome of the appeal.

Objet recorded a provision in 2007 and 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management. Management believes that there is no material exposure to loss in excess of the amount accrued.

4) On March 4, 2013, the Company was notified of two lawsuits purportedly filed in an Israeli district court against the Company by four current or former minority shareholders and former directors of the Company. The lawsuits purportedly demand that the Company amend its capitalization table such that certain share issuances prior to the Stratasys-Objet merger to certain of Objet's shareholders named as defendants would be cancelled, with a consequent issuance of additional shares to the plaintiffs to account for the subsequent dilution to which they have been subject. The lawsuits also name as defendants Elchanan Jaglom, Chairman of the Executive Committee of the Company's board of directors, David Reis, Chief Executive Officer, various shareholders of the Company who were also shareholders of Objet, and, in one of the lawsuits, Ilan Levin, a director. The lawsuits allege in particular that a series of investments in Objet during 2002 and 2003 was effected at a price per share that was below fair market value, thereby illegally diluting those shareholders that did not participate in the investments. The plaintiffs also allege that a portion of the amount invested in those transactions was actually invested by an investor who was already a shareholder of Objet and allegedly acting in concert with Mr. Jaglom, and that the interest of these two shareholders in these transactions was not properly disclosed to the minority shareholders at the time. The lawsuits furthermore claim that the Company effectively engaged in backdating the issuance of certain shares, in that shares that Objet reported as having been issued in 2006 and 2007 were actually issued at a subsequent date-as late as 2009. The company filed its statements of defense in May 2013 denying the plaintiffs' claims. We are scheduled for hearings in April 2014, in which the court will hear arguments concerning the Company's motions to dismiss the claims and its appeal to make the plaintiffs pay full court fees.

The Company believes that these claims are all entirely baseless and that the transactions in question were conducted in accordance with applicable law. Management does not believe that these lawsuits will have a material adverse effect on our operations or financial condition, and the Company intends to vigorously defend these lawsuits.

The Company is a party to various other legal proceedings, the outcome of which, in the opinion of management, will not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

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